William Blair Mutual Funds, Inc.
                              222 West Adams Street
                             Chicago, Illinois 60606
                                 (312) 364-8000

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                dated May 1, 1997

The following information replaces the disclosure regarding the Fund's directors on pages 4-5 of the Fund's Statement of Additional Information in the section entitled "Directors and Officers:"

CONRAD FISCHER (63),* (2) Chairman of the Board and Director; Principal, William Blair & Company, L.L.C.; Trustee Emeritus, Chicago Child Care Society, a non-profit organization.

VERNON ARMOUR (69),* (1) (2) (3) Director; 635 Woodland Road, Lake Forest, Illinois 60045; private investor; Trustee, Illinois Institute of Technology, Northwestern Memorial Hospital and OTHO S.A. Sprague Memorial Institute.

J. GRANT BEADLE (64),** Director, 985 Riomar Drive, Vero Beach, Florida 32963; Retired Chairman and Chief Executive Officer, Union Special Corporation, industrial sewing machine manufacturer; Retired Associate Director, Northwestern University Institute for Learning Sciences; Director, Learning Sciences Corporation, Oliver Products Company, Batts, Inc., Portec, Inc. and Woodward Governor Company.

THEODORE A. BOSLER (62),** Director, 812 Oak Street, Winnetka, Illinois 60093; Retired Principal and Vice President, Lincoln Capital Management; Director, Thresholds, a psychiatric recovery center; Institute of Chartered Financial Analysts.

GEORGE KELM (68),** (1) (3) Director; 4 Court of Connecticut River, Lincolnshire, Illinois 60069; Retired Chairman of the Board, Sahara Coal Company, Inc. and Sahara Enterprises, Inc.; Director, Rolf Jensen & Associates, Inc.; Trustee, Newberry Library and McCormick Theological Seminary.

ANN P. MCDERMOTT (57),** (3) Director; 330 Willow Road, Winnetka, Illinois 60093; Trustee, Rush Presbyterian St. Luke's Medical Center; Women's Board, Rush Presbyterian St. Luke's Medical Center; Honorary Director, Visiting Nurse Association; Director, Presbyterian Homes; Northwestern University, Women's Board; University of Chicago, Women's Board; Director, Washington State University Foundation.

JAMES M. MCMULLAN (62),* Director; Principal, William Blair & Company, L.L.C.; Director, Securities Industry Association.

JOHN B. SCHWEMM (62),** (1) (3) Director; 2 Turvey Lane, Downers Grove, Illinois 60515; Retired Chairman and Chief Executive Officer, R.R. Donnelley & Sons Company, printer; Director, USG Corp., building material product company and Walgreen Co., drug store chain.

W. JAMES TRUETTNER, JR. (65),* Director; Principal, William Blair & Company, L.L.C.; Director, Glenview Foundation, International Travel Services and Roberts Industries, Inc.

* Directors who are interested persons as defined in the Investment Company Act of 1940.

** Mr. Kelm maintains a brokerage account with the Adviser, and Mr. Beadle, Mr. Bosler, Ms. McDermott and Mr. Schwemm employ the Advisor to manage assets that they control.


Supplement dated November 6, 1997